SUPPLEMENTAL CASH FLOW DISCLOSURES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-Cash Investing and Financing Activities
Contingent and deferred consideration for businesses acquired, at fair value	$ 0	$ 0	$ 1,696
Debt assumed in acquisition of businesses, at fair value	0	0	3,129
Other Payments
Interest paid	1,708	1,718	1,269
Income taxes paid	$ 179	$ 149	$ 95